Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014
Accounting Policies [Abstract]
Schedule of Useful Lives
Computer equipment	3 years

Computer equipment	3 years